Label	Element	Value
Grayscale Bitcoin Premium Income ETF | United States Treasury Bill [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	82.80%
Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $38.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.20%
Grayscale Bitcoin Premium Income ETF | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Trust ETF, Expiration: 07/17/2026; Exercise Price: $55.22 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Trust ETF, Expiration: 07/17/2026; Exercise Price: $52.79 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Trust ETF, Expiration: 07/17/2026; Exercise Price: $56.74 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Trust ETF, Expiration: 12/18/2026; Exercise Price: $38.51 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.40%)
Grayscale Bitcoin Premium Income ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	82.80%
Grayscale Bitcoin Premium Income ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	22.20%
Grayscale Bitcoin Premium Income ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Grayscale Bitcoin Premium Income ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(5.40%)
Grayscale Bitcoin Premium Income ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%